New York Life Insurance Company
51 Madison Avenue New York, NY 10010
Bus: 212-576-7558
Fax: 212-447-0569
E-mail : charles_a_whites@newyorklife.com
www.newyorklife.com
Charles A. Whites, Jr.
Vice President & Associate General Counsel
March 9, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	NYLIAC MFA SEPARATE ACCOUNT I

File No. 811-03831

NYLIAC MFA SEPARATE ACCOUNT II

File No. 811-03830

Commissioners:

The Annual Reports dated December 31, 2025 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of policies offered through NYLIAC MFA Separate Account I and NYLIAC MFA Separate Account II of New York Life Insurance and Annuity Corporation pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of New York Life Investments VP Funds Trust are incorporated by reference as filed on Form N-CSR CIK No. 0000887340, File No. 811-03833-01.

Sincerely,

/s/ Charles A. Whites, Jr.
Charles A. Whites, Jr.
Vice President & Associate General Counsel